Investments	6 Months Ended
Sep. 30, 2014
Held for Trading
Investments

2. Investments, held for trading

The portfolio of trading securities as of March 31, 2014 and September 30, 2014 was as follows:

	As of March 31, 2014
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	56,409.0	Rs.	3.5	Rs.	191.1	Rs.	56,221.4

Other corporate/financial institution securities		8,874.2		11.7		55.2		8,830.7

Total debt securities	Rs.	65,283.2	Rs.	15.2	Rs.	246.3	Rs.	65,052.1
Equity securities		25.2		0.7		0.1		25.8

Total	Rs.	65,308.4	Rs.	15.9	Rs.	246.4	Rs.	65,077.9

	As of September 30, 2014
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	35,166.6	Rs.	0.1	Rs.	46.4	Rs.	35,120.3

Other corporate/financial institution securities		2,000.0		52.6		0.4		2,052.2

Total debt securities	Rs.	37,166.6	Rs.	52.7	Rs.	46.8	Rs.	37,172.5
Equity securities		—		—		—		—

Total	Rs.	37,166.6	Rs.	52.7	Rs.	46.8	Rs.	37,172.5

Total	US$	600.2	US$	0.9	US$	0.8	US$	600.3

Available-for-Sale Securities
Investments

3. Investments, available for sale

The portfolio of available for sale securities as of March 31, 2014 and September 30, 2014 was as follows:

	As of March 31, 2014
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	839,248.3	Rs.	919.1	Rs.	19,762.5	Rs.	820,404.9
State government securities		161.8		0		0.9		160.9
Credit substitutes		65,001.6		177.0		31.5		65,147.1
Other corporate/financial institution bonds		4,979.2		61.8		1.3		5,039.7
Certificate of Deposit		921.3		6.0		0		927.3

Debt securities, other than asset and mortgage-backed securities		910,312.2		1,163.9		19,796.2		891,679.9

Mortgage-backed securities		1,743.2		91.5		0.3		1,834.4
Asset-backed securities		14,442.1		211.2		409.9		14,243.4
Other securities (including mutual fund units)		787.4		283.2		4.0		1,066.6

Total	Rs.	927,284.9	Rs.	1,749.8	Rs.	20,210.4	Rs.	908,824.3

Securities with gross unrealized losses							Rs.	699,169.1
Securities with gross unrealized gains								209,655.2

							Rs.	908,824.3

	As of September 30, 2014
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)

Government of India securities	Rs.	984,454.8	Rs.	3,270.9	Rs.	11,740.1	Rs.	975,985.6

State government securities		19,888.8		274.1		0.7		20,162.2

Credit substitutes		99,583.9		263.8		14.5		99,833.2

Other corporate/financial institution bonds		5,556.1		94.7		0.3		5,650.5

Certificate of Deposit		965.8		2.8		0		968.6

Debt securities, other than asset and mortgage-backed securities		1,110,449.4		3,906.3		11,755.6		1,102,600.1

Mortgage-backed securities		1,489.3		80.5		0		1,569.8

Asset-backed securities		12,674.0		229.6		284.7		12,618.9

Other securities (including mutual fund units)		788.1		450.1		0		1,238.2

Total	Rs.	1,125,400.8	Rs.	4,666.5	Rs.	12,040.3	Rs.	1,118,027.0

Total	US$	18,175.1	US$	75.3	US$	194.4	US$	18,056.0

Securities with gross unrealized losses							Rs.	810,680.4

Securities with gross unrealized gains								307,346.6

							Rs.	1,118,027.0

							US$	18,056.0

AFS investments of Rs. 820,565.8 million and Rs. 996,147.8 million (US$ 16,087.7 million) as of March 31, 2014 and September 30, 2014, respectively, are eligible for placement towards the Bank’s statutory liquidity ratio requirements. These balances are subject to withdrawal and usage restrictions, but may be freely traded by the Bank within those restrictions. Of these investments, Rs. 670,603.5 million as of March 31, 2014 and Rs. 730,463.5 million (US$ 11,796.9 million) as of September 30, 2014, respectively, were kept as margins for clearing, collateral borrowing and lending obligation (CBLO), real time gross settlement (RTGS), with the Reserve Bank of India and other financial institutions.

The Bank conducts a review each reporting period to identify and evaluate investments that have indications of possible impairment. An investment in an equity or debt security is impaired if its fair value falls below its cost and the decline is considered other than temporary. Factors considered in determining whether a loss is temporary include length of time and extent to which fair value has been below cost, the financial condition and near-term prospects of the issuer and whether the Bank intends to sell or will be required to sell the security until the forecasted recovery. The Bank evaluated the impaired investments and has fully recognized an expense of Nil and Rs.1.8 million as other than temporary impairment for six months periods ended September 30, 2013 and September 30, 2014, respectively, because the Bank intends to sell the securities before recovery of their amortized cost. The Bank is of the opinion that the other unrealized losses on its investments in equity and debt securities as of September 30, 2014 are temporary in nature. The Bank’s review of impairment generally entails:

•	identification and evaluation of investments that have indications of possible impairment;

•	analysis of individual investments that have fair values of less than 95% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

•	analysis of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to have other than temporary impairment; and

•	documentation of the results of these analysis, as required under business policies.

As of March 31, 2014 and September 30, 2014, the Bank did not hold any debt securities with credit losses for which a portion of other-than-temporary impairment was recognized in other comprehensive income.

The gross unrealized losses and fair value of available for sale securities at March 31, 2014 was as follows:

	As of March 31, 2014
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
	(In millions)

Government of India securities	Rs.	363,301.9	Rs.	11,340.9	Rs.	303,851.6	Rs.	8,421.6	Rs.	667,153.5	Rs.	19,762.5

State government securities		123.8		0.7		37.1		0.2		160.9		0.9

Credit substitutes		18,666.2		31.3		266.4		0.2		18,932.6		31.5

Other corporate/financial institution bonds		310.1		1.2		9.7		0.1		319.8		1.3

Debt securities, other than asset and mortgage-backed securities		382,402.0		11,374.1		304,164.8		8,422.1		686,566.8		19,796.2

Mortgage-backed securities		133.0		0.3		0		0		133.0		0.3

Asset-backed securities		12,468.3		409.9		0		0		12,468.3		409.9

Equity securities		1.0		4.0		0		0		1.0		4.0

Total	Rs.	395,004.3	Rs.	11,788.3	Rs.	304,164.8	Rs.	8,422.1	Rs.	699,169.1	Rs.	20,210.4

The gross unrealized losses and fair value of available for sale securities at September 30, 2014 was as follows:

	As of September 30, 2014
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
	(In millions)

Government of India securities	Rs.	180,062.6	Rs.	81.6	Rs.	571,325.5	Rs.	11,658.5	Rs.	751,388.1	Rs.	11,740.1

State government securities		0		0		132.6		0.7		132.6		0.7
Credit substitutes		47,100.1		12.6		347.8		1.9		47,447.9		14.5
Other corporate/financial institution bonds		127.4		0.3		9.9		0		137.3		0.3

Debt securities, other than asset and mortgage-backed securities		227,290.1		94.5		571,815.8		11,661.1		799,105.9		11,755.6

Asset-backed securities		11,574.5		284.7		0		0		11,574.5		284.7

Total	Rs.	238,864.6	Rs.	379.2	Rs.	571,815.8	Rs.	11,661.1	Rs.	810,680.4	Rs.	12,040.3

Total	US$	3,857.6	US$	6.1	US$	9,234.8	US$	188.3	US$	13,092.4	US$	194.4

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of September 30, 2014 is set out below:

	As of September 30, 2014
	Amortized Cost		Fair Value		Fair Value
	(In millions)

Within one year	Rs.	470,589.6	Rs.	469,318.1	US$	7,579.4

Over one year through five years		241,516.7		239,102.4		3,861.5

Over five years through ten years		273,882.0		267,891.6		4,326.4

Over ten years		124,461.1		126,288.0		2,039.5

Total	Rs.	1,110,449.4	Rs.	1,102,600.1	US$	17,806.8

The contractual residual maturity of available for sale mortgage-backed and asset-backed securities as of September 30, 2014 is set out below:

	As of September 30, 2014
	Amortized Cost		Fair Value		Fair Value
	(In millions)

Within one year	Rs.	6,629.7	Rs.	6,537.4	US$	105.6

Over one year through five years		6,620.2		6,502.0		105.0

Over five years through ten years		352.1		359.9		5.8

Over ten years		561.3		789.4		12.7

Total	Rs.	14,163.3	Rs.	14,188.7	US$	229.1

Gross realized gains and gross realized losses from sale of available for sale securities and dividends and interest on such securities are set out below:

	Six months ended September 30,
	2013		2014		2014
	(In millions)

Gross realized gains on sale	Rs.	2,306.6	Rs.	1,192.0	US$	19.2

Gross realized losses on sale		(414.8)		(947.8)		(15.3)

Realized gains (losses), net		1,891.8		244.2		3.9

Dividends and interest		38,460.8		44,038.0		711.2

Total	Rs.	40,352.6	Rs.	44,282.2	US$	715.1

Held-to-maturity Securities
Investments

4. Investments, held to maturity

There were no HTM securities as of March 31, 2014 and September 30, 2014.

Under Indian GAAP, transfer from an HTM portfolio to an AFS portfolio are permitted by RBI regulations once every year and the Bank has made transfers in accordance with these regulations. However, the Bank has not established an HTM portfolio under US GAAP and therefore the investment classification made under US GAAP and Indian GAAP varies materially.